Provision for post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2017
Pension Costs

The Group’s pension costs are analysed as follows:

	2017 £m	2016 £m	2015 £m
Defined contribution plans	175.9	153.5	135.0
Defined benefit plans charge to operating profit	16.1	24.6	25.0
Pension costs (note 5)	192.0	178.1	160.0
Net interest expense on pension plans (note 6)	6.3	6.7	7.3
	198.3	184.8	167.3

Weighted Average Assumptions Used For Actuarial Valuations

The main weighted average assumptions used for the actuarial valuations at 31 December are shown in the following table:

	2017 % pa	2016 % pa	2015 % pa	2014 % pa
UK
Discount rate[1]	2.4	2.5	3.7	3.4
Rate of increase in salaries[2]	n/a	3.5	3.1	3.1
Rate of increase in pensions in payment	4.1	4.1	3.9	3.9
Inflation	2.7	2.8	2.4	2.4
North America
Discount rate[1]	3.5	3.8	4.0	3.7
Rate of increase in salaries	3.1	3.1	3.0	3.0
Inflation	4.0	4.0	2.5	2.5
Western Continental Europe
Discount rate[1]	1.9	1.7	2.5	2.1
Rate of increase in salaries	1.9	2.0	2.3	2.2
Rate of increase in pensions in payment	1.2	1.3	1.6	2.0
Inflation	1.7	1.7	2.0	2.0
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Discount rate[1]	4.2	4.2	4.2	4.2
Rate of increase in salaries	5.5	5.9	5.8	6.1
Inflation	4.0	4.0	4.0	3.9

Notes

[1]

Discount rates are based on high-quality corporate bond yields. In countries where there is no deep market in corporate bonds, the discount rate assumption has been set with regard to the yield on long-term government bonds.

[2]	The salary assumptions are no longer applicable to the UK as the plans were frozen in 2017. Active participants will not accrue additional benefits for future services under these plans.

Life Expectancies For Defined Benefit Pension Plans

At 31 December 2017, the life expectancies underlying the value of the accrued liabilities for the main defined benefit pension plans operated by the Group were as follows:

Years life expectancy after age 65	All plans	North America	UK	Western Continental Europe	Other[1]
– current pensioners (at age 65) – male	22.4	22.1	23.4	20.8	19.6
– current pensioners (at age 65) – female	24.0	23.6	24.4	24.0	24.8
– future pensioners (current age 45) – male	23.8	23.7	25.0	23.1	19.6
– future pensioners (current age 45) – female	25.7	25.2	26.2	26.2	24.8

Note

[1]	Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

Weighted Average Duration of Defined Benefit Pension Obligations and Distribution of Timing of Benefit Payments

The following table provides information on the weighted average duration of the defined benefit pension obligations and the distribution of the timing of benefit payments for the next 10 years. The duration corresponds to the weighted average length of the underlying cash flows.

	All plans	North America	UK	Western Continental Europe	Other[1]
Weighted average duration of the defined benefit obligation (years)	12.5	9.2	14.5	15.7	8.7
Expected benefit payments over the next 10 years (£m)
Benefits expected to be paid within 12 months	65.2	35.9	17.8	8.8	2.7
Benefits expected to be paid in 2019	61.8	33.4	17.4	8.5	2.5
Benefits expected to be paid in 2020	61.2	32.5	17.8	8.5	2.4
Benefits expected to be paid in 2021	62.3	32.0	18.4	8.9	3.0
Benefits expected to be paid in 2022	61.3	31.0	18.4	9.1	2.8
Benefits expected to be paid in the next five years	302.2	132.8	96.3	51.7	21.4

Note

[1]	Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

Sensitivity Analysis of Significant Actuarial Assumptions

	Increase/(decrease) in benefit obligation
Sensitivity analysis of significant actuarial assumptions	2017 £m	2016 £m
Discount rate
Increase by 25 basis points
UK	(13.1)	(13.3)
North America	(9.9)	(10.9)
Western Continental Europe	(9.2)	(10.1)
Other[1]	(0.6)	(0.6)
Decrease by 25 basis points
UK	13.8	14.1
North America	10.2	11.2
Western Continental Europe	9.8	10.6
Other[1]	0.6	0.6
Rate of increase in salaries
Increase by 25 basis points
UK	–	0.2
North America	0.1	–
Western Continental Europe	1.5	1.4
Other[1]	0.6	0.6
Decrease by 25 basis points
UK	–	(0.2)
North America	(0.1)	–
Western Continental Europe	(1.5)	(1.4)
Other[1]	(0.6)	(0.6)
Rate of increase in pensions in payment
Increase by 25 basis points
UK	2.4	2.3
Western Continental Europe	6.2	6.8
Decrease by 25 basis points
UK	(1.9)	(2.3)
Western Continental Europe	(5.8)	(6.4)
Life expectancy
Increase in longevity by one additional year
UK	16.9	17.7
North America	6.0	6.2
Western Continental Europe	7.0	7.4
Other[1]	–	–

Note

[1]	Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe

Fair Value of Assets and Assessed Present Value of Liabilities in Pension Plans

At 31 December, the fair value of the assets in the pension plans, and the assessed present value of the liabilities in the pension plans are shown in the following table:

	2017 £m	%	2016 £m	%	2015 £m	%
Equities	124.6	13.4	161.9	17.3	132.5	16.3
Bonds	520.0	55.9	566.0	60.6	479.5	58.9
Insured annuities	178.5	19.2	63.5	6.8	60.5	7.4
Property	1.3	0.1	1.6	0.2	1.5	0.2
Cash	9.9	1.1	44.9	4.8	65.1	8.0
Other	95.7	10.3	96.3	10.3	75.1	9.2
Total fair value of assets	930.0	100.0	934.2	100.0	814.2	100.0
Present value of liabilities	(1,135.4)		(1,209.8)		(1,039.9)
Deficit in the plans	(205.4)		(275.6)		(225.7)
Irrecoverable surplus	(0.9)		(0.9)		(3.6)
Net liability[1]	(206.3)		(276.5)		(229.3)
Plans in surplus	43.9		28.0		31.4
Plans in deficit	(250.2)		(304.5)		(260.7)

Note

[1]	The related deferred tax asset is discussed in note 15.

Surplus/(Deficit) in Plans by Region

All plan assets have quoted prices in active markets with the exception of insured annuities and other assets.

Surplus/(deficit) in plans by region	2017 £m	2016 £m	2015 £m
UK	31.5	20.0	30.9
North America	(89.2)	(133.8)	(123.4)
Western Continental Europe	(107.7)	(116.9)	(97.4)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(40.0)	(44.9)	(35.8)
Deficit in the plans	(205.4)	(275.6)	(225.7)

Funded and Unfunded Pension Plans By Region

The following table shows the split of the deficit at 31 December between funded and unfunded pension plans.

	2017 Surplus/ (deficit) £m	2017 Present value of liabilities £m	2016 Surplus/ (deficit) £m	2016 Present value of liabilities £m	2015 Surplus/ (deficit) £m	2015 Present value of liabilities £m
Funded plans by region
UK	31.5	(387.5)	20.0	(406.4)	30.9	(352.6)
North America	(21.4)	(385.4)	(56.0)	(420.4)	(45.5)	(364.5)
Western Continental Europe	(37.9)	(173.3)	(48.9)	(180.9)	(42.3)	(143.9)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(4.2)	(15.8)	(5.8)	(17.2)	(4.9)	(15.0)
Deficit/ liabilities in the funded plans	(32.0)	(962.0)	(90.7)	(1,024.9)	(61.8)	(876.0)
Unfunded plans by region
UK	–	–	–	–	–	–
North America	(67.8)	(67.8)	(77.8)	(77.8)	(77.9)	(77.9)
Western Continental Europe	(69.8)	(69.8)	(68.0)	(68.0)	(55.1)	(55.1)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(35.8)	(35.8)	(39.1)	(39.1)	(30.9)	(30.9)
Deficit/ liabilities in the unfunded plans	(173.4)	(173.4)	(184.9)	(184.9)	(163.9)	(163.9)
Deficit/ liabilities in the plans	(205.4)	(1,135.4)	(275.6)	(1,209.8)	(225.7)	(1,039.9)

Pension Expense Charged to Operating Profit, Amounts Charged to Finance Costs and Amounts Recognised in Consolidated Statement of Comprehensive Income (OCI)

The following table shows the breakdown of the pension expense between amounts charged to operating profit, amounts charged to finance costs and amounts recognised in the consolidated statement of comprehensive income (OCI):

	2017 £m	2016 £m	2015 £m
Service cost[1]	13.0	22.4	23.0
Administrative expenses	3.1	2.2	2.0
Charge to operating profit	16.1	24.6	25.0
Net interest expense on pension plans	6.3	6.7	7.3
Charge to profit before taxation for defined benefit plans	22.4	31.3	32.3
Return on plan assets (excluding interest income)	13.4	66.3	(31.7)
Changes in demographic assumptions underlying the present value of the plan liabilities	12.7	6.7	13.8
Changes in financial assumptions underlying the present value of the plan liabilities	(17.0)	(92.6)	55.4
Experience gain/(loss) arising on the plan liabilities	7.9	1.0	(1.3)
Change in irrecoverable surplus	–	2.7	(2.7)
Actuarial gain/(loss) recognised in OCI	17.0	(15.9)	33.5

Note

[1]	Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments.

Retirement benefit obligation [member]
Movement in Pension Plan Assets and Liabilities

The following table shows an analysis of the movement in the pension plan liabilities for each accounting period:

	2017 £m	2016 £m	2015 £m
Plan liabilities at beginning of year	1,209.8	1,039.9	1,144.8
Service cost[1]	13.0	22.4	23.0
Interest cost	32.9	37.2	34.6
Actuarial (gain)/loss
Effect of changes in demographic assumptions	(12.7)	(6.7)	(13.8)
Effect of changes in financial assumptions	17.0	92.6	(55.4)
Effect of experience adjustments	(7.9)	(1.0)	1.3
Benefits paid	(79.7)	(92.4)	(112.6)
(Gain)/loss due to exchange rate movements	(36.4)	124.2	13.4
Settlement payments	(1.2)	(4.8)	–
Other[2]	0.6	(1.6)	4.6
Plan liabilities at end of year	1,135.4	1,209.8	1,039.9

Notes

[1]	Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments.
[2]

Other includes acquisitions, disposals, plan participants’ contributions and reclassifications. The reclassifications represent certain of the Group’s defined benefit plans which are included in this note for the first time in the periods presented.

Plan assets [member]
Movement in Pension Plan Assets and Liabilities

The following table shows an analysis of the movement in the pension plan assets for each accounting period:

	2017 £m	2016 £m	2015 £m
Fair value of plan assets at beginning of year	934.2	814.2	849.5
Interest income on plan assets	26.6	30.5	27.3
Return on plan assets (excluding interest income)	13.4	66.3	(31.7)
Employer contributions	68.2	43.7	70.9
Benefits paid	(79.7)	(92.4)	(112.6)
(Loss)/gain due to exchange rate movements	(28.7)	78.8	12.4
Settlement payments	(1.2)	(4.8)	–
Administrative expenses	(3.1)	(2.2)	(2.0)
Other[1]	0.3	0.1	0.4
Fair value of plan assets at end of year	930.0	934.2	814.2
Actual return on plan assets	40.0	96.8	(4.4)

Note

[1]

Other includes acquisitions, disposals, plan participants’ contributions and reclassifications. The reclassifications represent certain of the Group’s defined benefit plans which are included in this note for the first time in the periods presented.